Personnel costs - Average fair value and outstanding share rights (Details)	Dec. 31, 2018 Right	Dec. 14, 2018 SEK (kr)	Jun. 05, 2018 SEK (kr) person	Dec. 31, 2017 Right	May 26, 2017 SEK (kr) person	Dec. 31, 2016 Right	Jun. 09, 2016 SEK (kr) person	Jun. 08, 2015 SEK (kr) person	Jun. 02, 2014 SEK (kr) person
Disclosure of terms and conditions of share-based payment arrangement
Number of outstanding share rights	3,333,478			3,175,448		2,701,546
Share rights exercisable	0
Cash based programs
Disclosure of terms and conditions of share-based payment arrangement
Number of outstanding share rights	220,833					10,169
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date | kr		kr 65	kr 66
Number of participants at grant date | person			242
Number of outstanding share rights	1,482,420
LTI 2018 | Cash based programs
Disclosure of terms and conditions of share-based payment arrangement
Number of outstanding share rights	86,472
LTI 2017
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date | kr					kr 70
Number of participants at grant date | person					206
Number of outstanding share rights	1,050,018			1,373,574
LTI 2017 | Cash based programs
Disclosure of terms and conditions of share-based payment arrangement
Number of outstanding share rights	67,391
LTI 2016
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date | kr							kr 51
Number of participants at grant date | person							193
Number of outstanding share rights	801,040			1,065,265		1,195,370
LTI 2016 | Cash based programs
Disclosure of terms and conditions of share-based payment arrangement
Number of outstanding share rights	66,970
LTI 2015
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date | kr								kr 71
Number of participants at grant date | person								197
Number of outstanding share rights				736,609		837,616
LTI 2014
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date | kr									kr 54
Number of participants at grant date | person									198
Number of outstanding share rights						668,560